Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Related liability	$ 12	$ 13	$ 14
Guarantor Obligations
Percentage of equity interest sold in subsidiary (as a percent)				65.00%
Guarantees, maximum potential amount of future payments	740	805	486
Special-Purpose Company's assets in Consolidated Statement of Financial Position	1,086	1,005	927
Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	1,085	1,005	927
Unused commitments and lines of credit for dealers	12,412	10,503	10,863
Unused commitments and lines of credit for customers	4,005	4,635	4,690
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	209	193	180
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	49	62	77
Customer guarantees-supplier consortium
Guarantor Obligations
Guarantees, maximum potential amount of future payments	321	364	0
Third party logistics business guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	129	151	176
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 32	$ 35	$ 53